Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares	Share premium	Other equity reserves	Accumulated deficit	Total
Balance at Dec. 31, 2019		$ 52,394	$ 13,070	$ (62,687)	$ 2,777
Balance (in Shares) at Dec. 31, 2019	1,409,788
Exercise of options		8	(8)
Exercise of options (in Shares)	6,282
Exercise of warrants and pre-funded warrants		10,506	(6,835)		3,671
Exercise of warrants and pre-funded warrants (in Shares)	11,243,212
Expiry of options		9	(9)
Share-based payments			742		742
Conversion of convertible debentures		3,414			3,414
Conversion of convertible debentures (in Shares)	1,109,708
Public offerings, net of issuance costs of $1,563 thousand		5,161	8,296		13,457
Public offerings, net of issuance costs of $1,563 thousand (in Shares)	4,383,600
Net loss for the year				(7,845)	(7,845)
Balance at Dec. 31, 2020		71,492	15,256	(70,532)	16,216
Balance (in Shares) at Dec. 31, 2020	18,152,590
Exercise of options		105	(105)
Exercise of options (in Shares)	69,804
Exercise of warrants		4,881	(1,172)		3,709
Exercise of warrants (in Shares)	3,090,900
Expiry of options		84	(84)
Share-based payments			2,345		2,345
Issuance of shares in a business combination		5,808			5,808
Issuance of shares in a business combination (in Shares)	4,062,045
Direct registered offerings, net of issuance costs of $527 thousand		8,731	492		9,223
Direct registered offerings, net of issuance costs of $527 thousand (in Shares)	4,615,000
Issuance of shares for service provider		11			11
Issuance of shares for service provider (in Shares)	10,000
Net loss for the year				(13,125)	(13,125)
Balance at Dec. 31, 2021		91,112	16,732	(83,657)	24,187
Balance (in Shares) at Dec. 31, 2021	30,000,339
Exercise of options		64	(64)
Exercise of options (in Shares)	46,561
Exercise of warrants and pre-funded warrants		492	(492)
Exercise of warrants and pre-funded warrants (in Shares)	260,000
Expiry of options		2,255	(2,255)
Share-based payments			2,171		2,171
Issuance of shares for service provider		104			104
Issuance of shares for service provider (in Shares)	140,135
Issuance of shares related to payment of earn-out consideration		1,050	(1,050)
Issuance of shares related to payment of earn-out consideration (in Shares)	2,181,009
Net loss for the year				(13,151)	(13,151)
Balance at Dec. 31, 2022		$ 95,077	$ 15,042	$ (96,808)	$ 13,311
Balance (in Shares) at Dec. 31, 2022	32,628,044